Business Combinations - Other Acquisitions (Details) $ in Thousands		1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2022 USD ($) item	Dec. 02, 2021 USD ($) item	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Dec. 03, 2021 USD ($)
Business Combinations
Goodwill expected to be deductible for tax purposes							$ 3,800
Contingent consideration	$ 3,487	$ 3,487			$ 4,794	$ 4,907
Cash consideration		47,879		$ 4,989	$ 5,500
Medcore Health Plan, Inc and Omni IPA Medical Group, Inc
Business Combinations
Consideration for acquisition of equity interests	40,000
Goodwill expected to be deductible for tax purposes	8,100	8,100
Contingent consideration	3,500	$ 3,500
Cash consideration	$ 15,700
Medcore HP
Business Combinations
Ownership percentage	100.00%	100.00%
Omni IPA Medical Group, Inc.
Business Combinations
Ownership percentage	1.00%	1.00%
Medical practices
Business Combinations
Number of other medical practice acquired | item			2	3
Consideration for acquisition of equity interests			$ 5,500	$ 5,000